UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedules of Investments

Schedule of Investments

Premier VIT NACM Small Cap Portfolio (formerly OpCap Small Cap Portfolio)

September 30, 2008 (unaudited)

Shares		Value*

COMMON STOCK—99.7%

	Aerospace/Defense—0.8%
13,500	Argon ST, Inc. (a)	$317,115
11,200	BE Aerospace, Inc. (a)	177,296
6,700	Esterline Technologies Corp. (a)	265,253
		759,664
	Apparel & Textiles—5.7%
15,700	Deckers Outdoor Corp. (a)	1,634,056
55,000	Jones Apparel Group, Inc.	1,018,050
28,000	Skechers U.S.A., Inc., Class A (a)	471,240
11,200	Steven Madden Ltd. (a)	277,536
84,100	True Religion Apparel, Inc. (a)	2,173,985
		5,574,867
	Automotive—1.1%
17,900	ArvinMeritor, Inc.	233,416
24,700	Fuel System Solutions, Inc. (a)	850,915
		1,084,331
	Banking—1.6%
29,200	First Commonwealth Financial Corp.	393,324
61,700	Susquehanna Bancshares, Inc.	1,204,384
		1,597,708
	Building/Construction—1.9%
19,100	Gibraltar Industries, Inc.	357,361
33,600	Meritage Homes Corp. (a)	829,920
25,800	Perini Corp. (a)	665,382
		1,852,663
	Capital Goods—4.5%
42,600	Actuant Corp., Class A	1,075,224
145,800	Darling International, Inc. (a)	1,619,838
33,600	Matthews International Corp., Class A	1,704,864
		4,399,926
	Chemicals—1.4%
43,700	Olin Corp.	847,780
23,400	PolyOne Corp. (a)	150,930
17,900	Schulman A, Inc.	354,062
		1,352,772
	Commercial Services—4.7%
12,300	Aaron Rents, Inc.	332,961
66,200	Avis Budget Group, Inc. (a)	379,988
7,900	Emergency Medical Services Corp., Class A (a)	236,052
24,700	ICF International, Inc. (a)	487,825
121,100	Navigant Consulting, Inc. (a)	2,408,679
28,000	On Assignment, Inc. (a)	220,640
58,300	Valassis Communications, Inc. (a)	504,878
		4,571,023
	Computer Services—2.1%
12,300	CACI International, Inc., Class A (a)	616,230
87,500	Insight Enterprises, Inc. (a)	1,173,375
14,600	Perot Systems Corp., Class A (a)	253,310
		2,042,915
	Computer Software—3.9%
19,100	American Reprographics Co. (a)	329,475
6,700	Ansys, Inc. (a)	253,729
140,200	Compuware Corp. (a)	1,358,538
26,900	CSG Systems International, Inc. (a)	471,557
23,600	Mantech International Corp. (a)	1,399,244
		3,812,543
	Computers—2.1%
44,900	Integral Systems, Inc. (a)	932,573
103,200	Mentor Graphics Corp. (a)	1,171,320
		2,103,893
	Consumer Discretionary—1.2%
11,200	Chattem, Inc. (a)	875,616
11,200	Scholastic Corp.	287,616
		1,163,232
	Drugs & Medical Products—10.0%
44,900	Alkermes, Inc. (a)	597,170
139,100	American Oriental Bioengineering, Inc. (a)	902,759
42,600	Cubist Pharmaceuticals, Inc. (a)	946,998
6,700	Herbalife Ltd.	264,784
68,400	Incyte Corp. Ltd. (a)	523,260
29,200	King Pharmaceuticals, Inc. (a)	279,736
19,100	Martek Biosciences Corp.	600,122
98,700	Medicines Co. (a)	2,291,814
11,200	PharMerica Corp. (a)	251,888
116,600	Valeant Pharmaceuticals International (a)	2,386,802
57,200	Viropharma, Inc. (a)	750,464
		9,795,797
	Electronics—3.3%
33,600	Axsys Technologies, Inc. (a)	1,980,384
22,400	Measurement Specialties, Inc. (a)	390,656
24,700	Woodward Governor Co.	871,169
		3,242,209
	Energy—2.2%
70,700	Concho Resources, Inc. (a)	1,952,027
19,100	Headwaters, Inc. (a)	254,985
		2,207,012
	Financial Services—0.6%
40,400	Dime Community Bancshares	614,888

	Food & Beverage—6.5%
32,500	Central European Distribution Corp. (a)	1,475,825
146,900	Del Monte Foods Co.	1,145,820
34,800	Diamond Foods, Inc.	975,444
39,300	Fresh Del Monte Produce, Inc. (a)	872,460

Shares		Value*

28,000	Ralcorp Holdings, Inc. (a)	$1,887,480
		6,357,029
	Healthcare & Hospitals—6.6%
5,600	Amedisys, Inc. (a)	272,552
132,400	American Medical Systems Holdings, Inc. (a)	2,351,424
37,000	AngioDynamics, Inc. (a)	584,600
5,600	Magellan Health Services, Inc. (a)	229,936
43,700	Merit Medical Systems, Inc. (a)	820,249
83,000	Thoratec Corp. (a)	2,178,750
		6,437,511
	Insurance—1.2%
15,700	American Physicians, Inc.	664,581
35,900	SeaBright Insurance Holdings, Inc. (a)	466,700
		1,131,281
	Machinery—0.4%
12,300	Gardner Denver, Inc. (a)	427,056

	Materials & Processing—2.0%
13,500	Compass Minerals International, Inc.	707,265
6,700	Greif, Inc., Class A	439,654
17,900	LB Foster Co., Class A (a)	544,518
25,800	Mueller Water Products, Inc.	231,684
		1,923,121
	Oil & Gas—5.8%
32,500	Complete Production Services, Inc. (a)	654,225
70,700	McMoRan Exploration Co. (a)	1,671,348
37,000	Oil States International, Inc. (a)	1,307,950
96,500	Rosetta Resources, Inc. (a)	1,771,740
37,000	Vaalco Energy, Inc. (a)	253,080
		5,658,343
	Real Estate (REIT)—3.0%
115,500	Anworth Mortgage Asset Corp.	683,760
67,300	Brandywine Realty Trust	1,078,819
56,100	NorthStar Realty Finance Corp.	434,775
140,200	RAIT Investment Trust	769,698
		2,967,052
	Retail—8.8%
12,300	Aeropostale, Inc. (a)	394,953
22,400	Big Lots, Inc. (a)	623,392
27,222	Carrols Restaurant Group, Inc. (a)	81,666
65,100	Children’s Place Retail Stores, Inc. (a)	2,171,085
44,900	Coldwater Creek, Inc. (a)	259,971
186,200	Finish Line, Class A	1,860,138
13,500	Gymboree Corp. (a)	479,250
10,100	Jo-Ann Stores, Inc. (a)	211,898
19,100	Jos. A. Bank Clothiers, Inc. (a)	641,760
24,700	New York & Co., Inc. (a)	235,638
127,900	Wet Seal, Inc., Class A (a)	464,277
48,200	Zale Corp. (a)	1,205,000
		8,629,028
	Semi-conductors—4.5%
43,700	Amkor Technology, Inc. (a)	278,369
127,900	Integrated Device Technology, Inc. (a)	995,062
56,100	QLogic Corp. (a)	861,696
134,600	Silicon Image, Inc. (a)	718,764
57,200	Triquint Semiconductor, Inc. (a)	273,988
29,200	Ultratech, Inc. (a)	353,320
76,300	Volterra Semiconductor Corp. (a)	971,299
		4,452,498
	Technology—7.2%
99,800	GrafTech International Ltd. (a)	1,507,978
20,200	Greatbatch, Inc. (a)	495,708
125,600	Interwoven, Inc. (a)	1,773,472
30,300	Sohu.com, Inc. (a)	1,689,225
135,700	TIBCO Software, Inc. (a)	993,324
24,700	Websense, Inc. (a)	552,045
		7,011,752
	Telecommunications—3.1%
112,700	Premiere Global Services, Inc. (a)	1,584,562
347,700	Tellabs, Inc. (a)	1,411,662
		2,996,224
	Transportation—1.4%
22,400	GATX Corp.	886,368
10,100	Gulfmark Offshore, Inc. (a)	453,288
		1,339,656
	Utilities—0.9%
31,400	Unisource Energy Corp.	916,566

	Wholesale—1.2%
38,100	Houston Wire & Cable Co.	654,177
16,800	WESCO International, Inc. (a)	540,624
		1,194,801
	Total Common Stock (cost—$100,736,390)	97,617,361

Principal Amount (000s)		Value*

	Repurchase Agreement—0.5%
$519	State Street Bank & Trust Co., dated 9/30/08, 1.00%, due 10/1/08, proceeds $519,014; collateralized by Fannie Mae, 6.00%, due 4/18/36, valued at $530,660 including accrued interest (cost—$519,000)	$519,000

	Total Investments (cost—$101,255,390)—100.2%	98,136,361

	Liabilities in excess of other assets—(0.2)%	(260,915)

	Net Assets—100.0%	$97,875,446

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Portfolio.  The potential investment of the Portfolio’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Portfolio’s performance resulting from these and other events.

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees.

The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, the original term to maturity was 60 days or less, or by amortizing the value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading.  The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”).  In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a) Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$97,617,361
Level 2 - Other Significant Observable Inputs	519,000
Level 3 - Significant Unobservable Inputs	—
Total	$98,136,361

Schedule of Investments

Premier VIT NFJ Dividend Value Portfolio

September 30, 2008 (unaudited)

Shares		Value*

COMMON STOCK—83.2%

	Aerospace/Defense—1.6%
1,600	Boeing Co.	$91,760

	Commercial Banks—4.2%
3,300	Bank of America Corp.	115,500
3,400	Wells Fargo & Co.	127,602
		243,102
	Commercial Services & Supplies—3.2%
3,700	R.R. Donnelley & Sons Co.	90,761
3,000	Waste Management Inc.	94,470
		185,231
	Chemicals—3.2%
5,900	Dow Chemical Co.	187,502

	Computers & Peripherals—1.5%
7,100	Seagate Technology, Inc.	86,052

	Diversified Financial Services—2.2%
2,650	JPMorgan Chase & Co.	123,755

	Diversified Telecommunication Services—4.9%
3,200	AT&T, Inc.	89,344
3,000	Verizon Communications, Inc.	96,270
8,600	Windstream Corp.	94,084
		279,698
	Energy—1.7%
3,900	General Electric Co.	99,450

	Energy Equipment & Services—3.1%
1,000	Diamond Offshore Drilling, Inc.	103,060
2,400	Halliburton Co.	77,736
		180,796
	Food Products—1.9%
3,276	Kraft Foods, Inc.	107,289

	Household Durables—3.5%
1,600	Black & Decker Corp.	97,200
1,300	Whirlpool Corp.	103,077
		200,277
	Household Products—1.9%
1,700	Kimberly-Clark Corp.	110,228

	Industrial Conglomerates—1.8%
1,500	3M Co.	102,465

	Insurance—7.5%
2,300	Allstate Corp.	106,076
1,600	Hartford Financial Services Group, Inc.	65,584
3,500	Lincoln National Corp.	149,835
2,400	Travelers Companies, Inc.	108,480
		429,975

Shares		Value*

COMMON STOCK (continued)

	Leisure Equipment & Products—1.7%
5,300	Mattel, Inc.	$95,612

	Machinery—1.5%
1,500	Caterpillar, Inc.	89,400

	Media—1.5%
6,100	CBS Corp., Class B	88,938

	Metals & Mining—1.3%
3,300	Alcoa, Inc.	74,514

	Multi-Utilities—1.7%
2,500	Ameren Corp.	97,575

	Office Electronics—1.5%
7,400	Xerox Corp.	85,322

	Oil, Gas & Consumable Fuels—11.7%
1,250	Chevron Corp.	103,100
1,300	ConocoPhillips	95,225
1,500	EnCana Corp.	98,595
2,400	Marathon Oil Corp.	95,688
1,400	Occidental Petroleum Corp.	98,630
1,600	Royal Dutch Shell PLC	94,416
1,500	Total SA	91,020
		676,674
	Pharmaceuticals—8.4%
4,350	GlaxoSmithKline PLC ADR	189,051
10,900	Pfizer, Inc.	200,996
2,500	Wyeth	92,350
		482,397
	Real Estate (REIT)—3.4%
7,100	Annaly Capital Management Inc.	95,495
7,400	Host Hotels & Resorts, Inc.	98,346
		193,841
	Semi-conductors & Semi-conductor Equipment—1.5%
4,600	Intel Corp.	86,158

	Specialty Retail—1.7%
3,800	Home Depot, Inc.	98,382

	Textiles, Apparel & Luxury Goods—1.8%
1,350	V. F. Corp.	104,369

	Tobacco—3.3%
4,900	Altria Group, Inc.	97,216
1,950	Reynolds American, Inc.	94,809
		192,025

	Total Investments (cost—$5,311,664)—83.2%	4,792,787

	Other assets in excess of liabilities—16.8%	965,575

	Net Assets—100.0%	$5,758,362

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Portfolio.  The potential investment of the Portfolio’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Portfolio’s performance resulting from these and other events.

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees.

The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, if the original term to maturity was 60 days or less, or by amortizing the value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading.  The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”).  In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$4,792,787
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$4,792,787

Schedule of Investments

Premier VIT OpCap Balanced Portfolio

September 30, 2008 (unaudited)

Shares		Value*

COMMON STOCK—57.3%

	Aerospace/Defense—2.0%
5,900	Boeing Co.	$338,365

	Capital Goods—4.2%
27,800	General Electric Co.	708,900

	Chemicals—1.9%
3,225	Monsanto Co.	319,210

	Commercial Services—2.3%
2,400	Apollo Group, Inc., Class A (c)	142,320
3,900	Visa, Inc., Class A	239,421
		381,741
	Consumer Discretionary—1.5%
13,000	Altria Group, Inc.	257,920

	Drugs & Medical Products—2.6%
5,600	Roche Holdings AG ADR	432,880

	Financial Services—5.0%
8,000	Capital One Financial Corp.	408,000
10,300	CIT Group, Inc.	71,688
32,600	Genworth Financial, Inc., Class A	280,686
46,500	National City Corp.	81,375
		841,749
	Food & Beverage—5.8%
4,500	Coca-Cola Co.	237,960
9,100	Colgate-Palmolive Co.	685,685
1,379	SYSCO Corp.	42,515
		966,160
	Healthcare & Hospitals—10.0%
5,976	Biogen Idec, Inc. (c)	300,533
12,700	Health Net, Inc. (c)	299,720
8,900	Regeneron Pharmaceuticals, Inc. (c)	194,287
12,988	Sepracor, Inc. (c)	237,810
8,900	Theravance, Inc. (c)	110,894
11,300	WellPoint, Inc. (c)	528,501
		1,671,745
	Insurance—3.5%
4,127	Hartford Financial Services Group, Inc.	169,166
5,800	Prudential Financial, Inc.	417,600
		586,766
	Materials & Processing—1.4%
10,400	Cameco Corp.	232,024

	Oil & Gas—9.2%
11,700	ConocoPhillips	857,025
7,100	Halliburton Co.	229,969
1,600	Hess Corp.	131,328
6,900	XTO Energy, Inc.	320,988
		1,539,310
	Real Estate (REIT)—2.8%
25,500	Annaly Capital Management, Inc.	342,975
9,600	CapitalSource, Inc.	118,080
		461,055
	Retail—1.0%
6,800	PetSmart, Inc.	168,028

	Technology—2.2%
16,600	Cisco Systems, Inc. (c)	374,496

	Telecommunications—1.0%
28,246	Sprint Nextel Corp.	172,301

	Utilities—0.9%
6,100	Constellation Energy Group, Inc.	148,230

	Total Common Stock (cost—$11,002,773)	9,600,880

U.S. GOVERNMENT AGENCY SECURITIES—23.5%

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)
	Fannie Mae,
$129	3.607%, 10/25/36, CMO, FRN	Aaa/AAA	125,069
61	3.647%, 9/25/36, CMO, FRN	Aaa/AAA	58,124
100	4.625%, 12/15/09	Aaa/AAA	101,717
105	4.75%, 3/12/10	Aaa/AAA	107,330
125	5.00%, 10/15/11	Aaa/AAA	130,609
264	5.50%, 6/1/38, MBS	Aaa/AAA	263,528
1,000	5.50%, MBS, TBA (a)	Aaa/AAA	997,188
1,285	6.00%, MBS, TBA (a)	Aaa/AAA	1,301,464
25	6.25%, 2/1/11	Aaa/AAA	26,149
	Freddie Mac,
100	4.875%, 2/9/10	Aaa/AAA	102,239
	Ginnie Mae, MBS,
720	5.50%, 6/15/38	Aaa/AAA	722,163

	Total U.S. Government Agency Securities (cost—$3,947,108)		3,935,580

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—13.0%

	Banking—3.9%
	Bank of America Corp.,
$300	4.375%, 12/1/10	Aa2/AA-	$287,758
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa3/AA-	91,308
50	6.00%, 2/21/12	Aa3/AA-	46,210
80	6.875%, 3/5/38	Aa3/AA-	65,437
	U.S. Bancorp,
170	4.50%, 7/29/10	Aa2/AA	173,388
			664,101
	Energy—0.8%
	Spectra Energy Capital LLC,
130	7.50%, 10/1/09	Baa1/BBB	131,341

	Financial Services—7.3%
	American Express Co.,
60	7.00%, 3/19/18	A1/A+	52,955
	American Express Credit Corp.,
140	5.00%, 12/2/10	Aa3/A+	130,716
142	5.109%, 5/27/10, FRN	Aa3/A+	133,537
	Ameriprise Financial, Inc.,
160	5.35%, 11/15/10	A3/A	157,190
	Bear Stearns Cos., Inc., FRN,
81	2.991%, 2/1/12	Aa2/AA-	78,320
	General Electric Capital Corp.,
55	6.00%, 6/15/12	Aaa/AAA	53,085
	Goldman Sachs Group, Inc.,
195	5.70%, 9/1/12	Aa3/AA-	167,972
150	6.75%, 10/1/37	A1/A+	100,139
	HSBC Finance Corp.,
75	7.00%, 5/15/12	Aa3/AA-	72,885
	Lehman Brothers Holdings, Inc. (b)
85	6.875%, 7/17/37	Caa2/NR	106
	Morgan Stanley
100	2.902%, 5/7/10, FRN	A1/A+	69,070
75	6.625%, 4/1/18	A1/A+	49,634
	SLM Corp.,
200	4.50%, 7/26/10	Baa2/BBB-	152,000
			1,217,609
	Telecommunications—1.0%
	Verizon Global Funding Corp.,
60	7.25%, 12/1/10	A3/A	62,435
100	7.375%, 9/1/12	A3/A	103,228
			165,663

	Total Corporate Bonds & Notes (cost—$2,494,859)		2,178,714

U.S. TREASURY BONDS & NOTES—1.8%

	U.S. Treasury Bonds & Notes,
281	zero coupon, 2/15/15		224,415
80	3.50%, 5/31/13		81,963

	Total U.S. Treasury Bonds & Notes (cost—$288,370)		306,378

MORTGAGE-BACKED SECURITIES—0.8%

	Credit Suisse Mortgage Capital Certificates, CMO, VRN,
75	5.448%, 1/15/49	Aaa/AAA	70,249
	GS Mortgage Securities Corp. II, CMO,
75	5.479%, 11/10/39	Aaa/AAA	71,922

	Total Mortgage-Backed Securities (cost—$145,770)		142,171

Shares

CONVERTIBLE PREFERRED STOCK—0.5%

Financial Services—0.5%
2,331	CIT Group, Inc., Class C, 8.75% (cost—$120,766)	Baa3/BBB-	76,760

Principal
Amount
(000s)

COMMERCIAL PAPER—5.0%

	Financial Services—2.0%
	General Electric Capital Corp.,
$340	2.18%, 10/10/08	P-1/A-1+	339,815
	Manufacturing—1.5%
	Illinois Tool Works, Inc.,
260	2.07%, 10/14/08	P-1/A-1+	259,805
	Multi-Media—1.5%
	Walt Disney Co.,
245	2.00%, 10/14/08	P-1/A-1	244,823

	Total Commercial Paper (cost—$844,443)		844,443

Principal
Amount
(000s)		Value*

SHORT-TERM INVESTMENTS—6.1%

	U.S. Government Agency Securities—2.7%
	Federal Home Loan Bank Discount Notes,
$450	2.08%, 10/10/08	$449,766

	Repurchase Agreement—3.4%
573	State Street Bank & Trust Co., dated 9/30/08, 1.00%, due 10/1/08, proceeds $573,016; collateralized by Fannie Mae, 5.625%, due 7/15/37, valued at $587,237 including accrued interest (cost—$573,000)	573,000

	Total Short-Term Investments (cost—$1,022,766)	1,022,766

	Total Investments (cost—$19,866,855)—108.0%	18,107,692

	Liabilities in excess of other assets—(8.0)%	(1,341,005)

	Net Assets—100.0%	$16,766,687

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Portfolio.  The potential investment of the Portfolio’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Portfolio’s performance resulting from these and other events.

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees.

The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securites with similar characteristics.  Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.  Short-term investments maturing in 60 days or less are valued at amortized cost, if the original term to maturity was 60 days or less, or by amortizing the value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading.  The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”).  In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a) Delayed-delivery security.  To be settled/delivered after September 30, 2008.

(b) Issuer in default.

(c) Non-income producing.

Glossary:

ADR—American Depositary Receipt

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on September 30, 2008.

MBS—Mortgage-Backed Securities

NR—Not Rated

REIT—Real Estate Investment Trust

TBA—To Be Announced

VRN—Variable Rate Note.  Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on September 30, 2008.

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$9,677,640
Level 2 - Other Significant Observable Inputs	8,430,052
Level 3 - Significant Unobservable Inputs	—
Total	$18,107,692

Schedule of Investments

Premier VIT OpCap Equity Portfolio

September 30, 2008 (unaudited)

Shares		Value*

COMMON STOCK—98.7%

	Aerospace/Defense—4.0%
3,750	Lockheed Martin Corp.	$411,263

	Banking—3.0%
8,900	Bank of America Corp.	311,500

	Capital Goods—4.7%
2,900	Eaton Corp.	162,922
3,400	Honeywell International, Inc.	141,270
2,300	Precision Castparts Corp.	181,194
		485,386
	Chemicals—2.3%
2,300	Mosaic Co.	156,446
650	Potash Corp. of Saskatchewan	85,806
		242,252
	Commercial Services—1.7%
430	MasterCard, Inc., Class A	76,252
1,550	Visa, Inc., Class A	95,154
		171,406
	Consumer Discretionary—3.5%
4,900	Philip Morris International, Inc.	235,690
1,900	Polo Ralph Lauren Corp., Class A	126,616
		362,306
	Consumer Staples—1.2%
1,900	Clorox Co.	119,111

	Diversified Manufacturing—1.4%
5,100	Textron, Inc.	149,328

	Drugs & Medical Products—14.4%
6,950	Abbott Laboratories	400,181
2,000	Celgene Corp. (a)	126,560
2,000	Novartis AG ADR	105,680
2,300	Roche Holdings AG ADR	177,790
10,200	Schering-Plough Corp.	188,394
10,800	Teva Pharmaceutical Industries Ltd. ADR	494,532
		1,493,137
	Financial Services—15.5%
400	CME Group, Inc.	148,604
310	Goldman Sachs Group, Inc.	39,680
7,700	JPMorgan Chase & Co.	359,590
6,100	Merrill Lynch & Co., Inc.	154,330
2,400	Morgan Stanley	55,200
24,900	SLM Corp. (a)	307,266
14,380	Wells Fargo & Co.	539,681
		1,604,351
	Food & Beverage—6.5%
4,480	Burger King Holdings, Inc.	110,029
4,400	Coca-Cola Co.	232,672
3,400	Kraft Foods, Inc., Class A	111,350
7,700	Unilever NV	216,832
		670,883
	Healthcare & Hospitals—3.0%
11,400	Hologic, Inc. (a)	220,362
3,700	UnitedHealth Group, Inc.	93,943
		314,305
	Metals & Mining—0.6%
1,700	Nucor Corp.	67,150

	Networking—6.0%
1,400	Apple, Inc. (a)	159,124
14,600	Cisco Systems, Inc. (a)	329,376
10,700	EMC Corp. (a)	127,972
		616,472
	Oil & Gas—11.0%
3,400	ConocoPhillips	249,050
2,500	EOG Resources, Inc.	223,650
5,000	Halliburton Co.	161,950
2,800	Nabors Industries Ltd. (a)	69,776
8,300	PetroHawk Energy Corp. (a)	179,529
5,400	XTO Energy, Inc.	251,208
		1,135,163
	Retail—3.5%
1,700	Costco Wholesale Corp.	110,381
3,100	J.C. Penney Co., Inc.	103,354
2,400	McDonald’s Corp.	148,080
		361,815
	Semi-conductors—3.1%
17,000	Intel Corp.	318,410

	Technology—4.1%
1,070	Google, Inc., Class A (a)	428,557

	Telecommunications—6.7%
7,700	AT&T, Inc.	214,984
4,490	NII Holdings, Inc., Class B (a)	170,261
6,950	Nokia Corp. ADR	129,617
4,140	QUALCOMM, Inc.	177,896
		692,758
	Transportation—2.5%
3,650	Union Pacific Corp.	259,734

	Total Investments (cost—$11,604,819)—98.7%	10,215,287

	Other assets in excess of liabilities—1.3%	139,019

	Net Assets—100.0%	$10,354,306

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Portfolio.  The potential investment of the Portfolio’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Portfolio’s performance resulting from these and other events.

Notes to Schedule of Investments:

*  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to the procedures established by the Board of Trustees.

The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing the value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading.  The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”).  In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements—Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$10,215,287
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$10,215,287

Schedule of Investments

Premier VIT OpCap Managed Portfolio

September 30, 2008 (unaudited)

Shares		Value*

COMMON STOCK—69.2%

	Aerospace/Defense—3.3%
50,100	Boeing Co.	$2,873,235
18,000	Lockheed Martin Corp.	1,974,060
		4,847,295
	Apparel & Textiles—2.8%
18,600	Nike, Inc., Class B	1,244,340
42,500	Polo Ralph Lauren Corp., Class A	2,832,200
		4,076,540
	Banking—2.1%
88,000	Bank of America Corp.	3,080,000

	Chemicals—1.1%
9,500	Monsanto Co.	940,310
5,500	Potash Corp. Of Saskatchewan, Inc.	726,055
		1,666,365
	Computer Software—2.3%
5,000	MasterCard, Inc., Class A	886,650
123,100	Oracle Corp. (i)	2,500,161
		3,386,811
	Computers—2.6%
21,700	Apple, Inc. (i)	2,466,422
112,400	EMC Corp. (i)	1,344,304
		3,810,726
	Consumer Discretionary—1.1%
33,200	Philip Morris International, Inc.	1,596,920

	Consumer Staples—0.8%
41,100	Unilever NV	1,157,376

	Diversified Manufacturing—0.9%
44,300	Textron, Inc.	1,297,104

	Drugs & Medical Products—9.8%
14,500	Genzyme Corp. (i)	1,172,905
70,700	Gilead Sciences, Inc. (i)	3,222,506
168,400	Hologic, Inc. (i)	3,255,172
46,200	Novartis AG ADR	2,441,208
97,400	Teva Pharmaceutical Industries Ltd. ADR	4,459,946
		14,551,737
	Financial Services—12.2%
2,680	CME Group, Inc.	995,647
118,300	JPMorgan Chase & Co.	5,524,610
91,200	Merrill Lynch & Co., Inc.	2,307,360
23,400	Morgan Stanley	538,200
199,400	SLM Corp. (i)	2,460,596
167,000	Wells Fargo & Co.	6,267,510
		18,093,923
	Food & Beverage—3.0%
44,100	Coca-Cola Co.	2,332,008
79,300	Kroger Co.	2,179,164
		4,511,172
	Healthcare & Hospitals—1.4%
58,000	Aetna, Inc.	2,094,380

	Industrial—2.2%
17,900	Energizer Holdings, Inc. (i)	1,441,845
23,900	Precision Castparts Corp.	1,882,842
		3,324,687
	Insurance—0.7%
18,600	ACE Ltd.	1,006,818

	Metals & Mining—0.6%
16,300	Freeport-McMoRan Copper & Gold, Inc.	926,655

	Oil & Gas—7.9%
28,800	BJ Services Co.	550,944
47,400	ConocoPhillips	3,472,050
34,200	EOG Resources, Inc.	3,059,532
81,300	PetroHawk Energy Corp. (i)	1,758,519
60,225	XTO Energy, Inc.	2,801,667
		11,642,712
	Retail—2.6%
18,500	Costco Wholesale Corp.	1,201,205
36,400	J.C. Penney Co., Inc.	1,213,576
32,000	Kohl’s Corp. (i)	1,474,560
		3,889,341
	Semi-conductors—2.5%
197,400	Intel Corp.	3,697,302

	Technology—2.9%
10,900	Google, Inc., Class A (i)	4,365,668

	Telecommunications—3.6%
37,200	AT&T, Inc.	1,038,624
155,200	Cisco Systems, Inc. (i)	3,501,312
20,120	NII Holdings, Inc., Class B (i)	762,950
		5,302,886
	Transportation—2.8%
15,600	Norfolk Southern Corp.	1,032,876
42,900	Union Pacific Corp.	3,052,764
		4,085,640

	Total Common Stock (cost—$112,698,412)	102,412,058

Principal
Amount
(000s)		Value*

U.S. GOVERNMENT AGENCY SECURITIES—34.0%

	Fannie Mae, CMO, FRN,
$245	3.267%, 7/25/37	$224,358
91	4.668%, 5/25/35	93,425
	Fannie Mae, MBS,
46	4.478%, 9/1/40, FRN	45,955
696	4.48%, 5/1/36, FRN	697,062
114	4.803%, 8/1/35, FRN	115,591
2,972	5.00%, 6/1/18	2,982,063
547	5.00%, 1/1/20	547,349
726	5.00%, 4/1/21	722,469
20	5.00%, 5/1/36	19,948
3,000	5.00%, TBA (e)	2,919,999
41	5.50%, 6/1/16	42,048
78	5.50%, 1/1/17	79,338
76	5.50%, 3/1/17	77,228
15	5.50%, 9/1/20	15,391
20	5.50%, 7/1/21	19,818
403	5.50%, 11/1/21	406,397
775	5.50%, 2/1/22	781,879
500	5.50%, 9/1/23	504,458
178	5.50%, 8/1/37	177,371
15,000	5.50%, TBA (e)	14,957,820
215	6.00%, 6/1/16	220,184
3	6.00%, 7/1/16	3,242
4	6.00%, 8/1/16	3,754
9	6.00%, 10/1/16	9,257
138	6.00%, 12/1/16	141,687
6	6.00%, 1/1/17	6,126
5	6.00%, 2/1/17	4,834
22	6.00%, 3/1/17	22,909
65	6.00%, 4/1/17	66,893
16	6.00%, 5/1/17	16,487
4	6.00%, 7/1/17	4,122
68	6.00%, 11/1/17	69,071
165	6.00%, 3/1/27	167,588
387	6.00%, 8/1/27	393,364
459	6.00%, 12/1/37	465,529
42	6.00%, 5/1/38	42,617
5,000	6.00%, TBA (e)	5,064,060
21	6.213%, 9/1/39, FRN	21,488
	Freddie Mac,
100	5.00%, 2/16/17	101,341
800	5.00%, 4/18/17	818,250
	Freddie Mac, CMO,
230	2.638%, 7/15/19, FRN	224,410
992	2.638%, 8/15/19, FRN	969,500
1,396	2.638%, 10/15/20, FRN	1,363,835
963	2.718%, 2/15/19, FRN	938,248
28	2.938%, 11/15/30, FRN	27,177
60	4.50%, 10/15/22	60,308
144	6.00%, 8/15/32	143,323
143	6.00%, 9/15/32	140,345
	Freddie Mac, MBS,
147	5.00%, 11/1/18	147,595
3	5.376%, 7/1/30, FRN	3,005
62	6.00%, 3/1/16	62,644
413	6.00%, 9/1/27	419,550
1,400	6.00%, 11/1/36	1,418,739
500	6.00%, TBA (e)	506,094
	Freddie Mac Structured Pass Through Securities, CMO, FRN,
29	4.278%, 2/25/45	26,383
	Ginnie Mae, CMO, FRN,
19	3.688%, 9/20/30	18,719
	Ginnie Mae, MBS,
116	4.75%, 2/20/32, FRN	116,282
41	5.125%, 10/20/29, FRN	41,564
295	5.375%, 5/20/30, FRN	299,050
60	5.625%, 7/20/30, FRN	60,466
11	6.00%, 11/20/28	10,741
3	6.00%, 11/20/31	3,244
450	6.00%, 6/20/34	456,791
	Small Business Administration Participation Certificates,
1,443	4.524%, 2/10/13	1,407,555
1,371	4.625%, 2/1/25	1,310,225
1,372	4.684%, 9/10/14	1,335,430
1,173	4.87%, 12/1/24	1,141,121
2,616	4.90%, 1/1/23	2,565,362
1,232	4.95%, 3/1/25	1,200,285
787	5.11%, 4/1/25	776,724
10	7.449%, 8/1/10	10,332

	Total U.S. Government Agency Securities (cost—$50,773,667)	50,277,817

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—7.3%

	Airlines—1.4%
	United Air Lines, Inc. (b)(f),
$1,861	8.03%, 1/1/13	B3/B-	$2,084,107
269	11.56%, 5/27/24 (a)(k)	NR/NR	484
			2,084,591
	Banking—1.8%
	ANZ National International Ltd. (a)(d),
100	6.20%, 7/19/13	Aa2/AA	99,271
	Bank of America Corp.,
200	6.00%, 9/1/17	Aa2/AA-	172,521
100	8.00%, 1/30/18, VRN (g)	A1/A	79,187
700	8.125%, 5/15/18, VRN (g)	A1/A	565,558
	Barclays Bank PLC, VRN (a)(d)(g),
100	7.70%, 4/25/18	Aa2/A+	87,877
	ICICI Bank Ltd., FRN (a)(d),
300	3.328%, 1/12/10	Baa2/BBB-	291,360
	KeyBank NA, FRN (a)(d),
100	5.061%, 6/2/10	A1/A	99,511
	Korea Development Bank, FRN,
800	2.928%, 4/3/10	Aa3/A	790,678
	Resona Bank Ltd., VRN (a)(d)(g),
100	5.85%, 4/15/16	A2/BBB	73,548
	Wachovia Corp.,
300	2.921%, 10/15/11, FRN	A1/A+	206,854
100	5.625%, 10/15/16	A2/A	62,298
200	5.75%, 2/1/18	A1/A+	150,038
			2,678,701
	Energy—0.2%
	General Electric Co.,
300	5.25%, 12/6/17	Aaa/AAA	262,510
	NGPL PipeCo LLC (a)(d),
100	6.514%, 12/15/12	Baa3/BBB-	100,162
			362,672
	Financial Services—2.6%
	Allstate Life Global Funding Trusts,
100	5.375%, 4/30/13	Aa2/AA	96,534
	American Express Co.,
200	7.00%, 3/19/18	A1/A+	176,516
	American Express Credit Corp.,
100	5.875%, 5/2/13	Aa3/A+	92,165
	American International Group, Inc. (a)(d),
100	8.25%, 8/15/18	A2/AA-	58,097
	Bear Stearns Cos., Inc.,
200	6.40%, 10/2/17	Aa2/AA-	186,779
200	6.95%, 8/10/12	Aa2/AA-	202,025
	Citigroup Capital XXI, VRN,
300	8.30%, 12/21/77	A1/A	223,518
	Citigroup, Inc.,
100	5.50%, 8/27/12	Aa3/AA-	89,804
200	5.50%, 4/11/13	Aa3/AA-	174,572
100	5.85%, 7/2/13	Aa3/AA-	87,719
500	8.40%, 4/30/18, VRN (g)	A2/A	340,330
	Ford Motor Credit Co.,
50	7.25%, 10/25/11	B1/B-	31,795
	General Electric Capital Corp.,
100	5.875%, 1/14/38	Aaa/AAA	73,725
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A1/NR	283,915
100	6.15%, 4/1/18	Aa3/AA-	83,151
500	6.75%, 10/1/37	A1/A+	333,795
	HSBC Capital Funding L.P., VRN (a)(d)(g),
1,000	9.547%, 6/30/10	A1/A	918,000
	JPMorgan Chase & Co.,
100	6.00%, 1/15/18	Aa2/AA-	91,187
	Lehman Brothers Holdings, Inc.,
300	5.625%, 1/24/13 (f)	NR/NR	37,500
	Merrill Lynch & Co., Inc.,
100	6.875%, 4/25/18	A2/A	88,475
	Morgan Stanley, FRN,
100	4.904%, 5/14/10	A1/A+	73,004
	SMFG Preferred Capital Ltd., VRN (a)(b)(d)(g),
100	6.078%, 1/25/17	A2/BBB+	71,405
			3,814,011
	Healthcare & Hospitals—0.3%
	Amgen, Inc.,
300	6.90%, 6/1/38	A3/A+	290,771
	UnitedHealth Group, Inc.,
100	4.875%, 2/15/13	Baa1/A-	95,580
			386,351
	Insurance—0.1%
	Principal Life Income Funding Trusts,
100	5.30%, 4/24/13	Aa2/AA	99,686
100	5.55%, 4/27/15	Aa2/AA	99,239
			198,925
	Oil & Gas—0.9%
	Gazprom AG,
300	10.50%, 10/21/09	A3/BBB	307,320
	Sonat, Inc.,
600	7.625%, 7/15/11	Ba3/BB-	607,221
	Suncor Energy, Inc.,
400	6.10%, 6/1/18	A3/A-	365,150
			1,279,691

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Telecommunications—0.0%
	AT&T, Inc.,
$20	4.95%, 1/15/13	A2/A	$19,160
	Qwest Corp.,
50	7.50%, 6/15/23	Ba1/BBB-	39,250
			58,410

	Total Corporate Bonds & Notes (cost—$12,169,489)		10,863,352

U.S. TREASURY BONDS & NOTES—1.1%

	U.S. Treasury Inflation Indexed Bonds & Notes (e)(h),
1,395	2.00%, 7/15/14		1,391,656
110	2.00%, 1/15/16		109,117
106	2.625%, 7/15/17		108,933

	Total U.S. Treasury Bonds & Notes (cost—$1,624,026)		1,609,706

ASSET-BACKED SECURITIES—0.9%

	Bank of America Credit Card Trust, FRN,
300	3.688%, 12/16/13	Aaa/AAA	294,678
	Citigroup Mortgage Loan Trust, Inc., FRN,
637	3.317%, 3/25/37	Aaa/AAA	595,994
	SLM Student Loan Trust, FRN,
363	2.79%, 10/27/14	Aaa/AAA	359,166
125	2.79%, 10/25/18	Aaa/AAA	123,777

	Total Asset-Backed Securities (cost—$1,424,734)		1,373,615

MORTGAGE-BACKED SECURITIES—0.5%

	Banc of America Funding Corp., CMO, FRN,
194	4.135%, 5/25/35	NR/AAA	164,984
	Bear Stearns Alt-A Trust, CMO, VRN,
51	5.504%, 9/25/35	Aaa/AAA	41,148
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
67	5.25%, 2/20/36	Aaa/AAA	51,905
	Greenpoint Mortgage Pass-Through Certificates, CMO, FRN,
106	5.454%, 10/25/33	NR/AAA	103,616
	GS Mortgage Securities Corp II, CMO, FRN,
100	5.993%, 8/10/45	Aaa/AAA	85,375
	Harborview Mortgage Loan Trust, CMO, FRN,
111	5.145%, 7/19/35	Aaa/AAA	96,669
	JP Morgan Chase Commercial Mortgage Securities Corp, CMO,
200	5.44%, 6/12/47	Aaa/AAA	166,853
	Prime Mortgage Trust, CMO, FRN,
14	3.607%, 2/25/19	NR/AAA	12,782
35	3.607%, 2/25/34	NR/AAA	32,399

	Total Mortgage-Backed Securities (cost—$840,336)		755,731

Shares

PREFERRED STOCK—0.5%

	Financial Services—0.5%
68	DG Funding Trust,
	8.464%, FRN (a)(b)(d) (cost—$716,526)	Aaa/AAA	691,900

Principal
Amount
(000s)

MUNICIPAL BONDS & NOTES—0.3%

	Illinois—0.1%
	Chicago Transit Auth. Rev., Ser. B,
$100	6.899%, 12/1/40	Aa3/AA+	104,136

	Texas—0.2%
	Lower Colorado River Auth. Rev., (AMBAC),
360	5.00%, 5/15/33	Aa3/AA	331,423
40	5.00%, 5/15/33
	(Pre-refunded @ $100, 5/15/13) (c)	Aa3/AA	42,712
			374,135

	Total Municipal Bonds & Notes (cost—$505,415)		478,271

Shares

CONVERTIBLE PREFERRED STOCK—0.0%

Insurance—0.0%
American International Group, Inc.,
3,800	8.50%, 8/1/11 (Greenshoe Group) (j) (cost—$285,000)	A3/NR	32,642

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—3.1%

	Corporate Bonds and Notes—0.3%
	Financial Services—0.3%
$500	Bear Stearns Cos., Inc., FRN,
	2.901%, 8/21/09
	(cost—$491,457)	Aa2/AA-	$494,950

	Repurchase Agreements—2.8%
3,400	Deutsche Bank, dated 9/30/08, 0.50%, due 10/1/08, proceeds $3,400,047; collateralized by U.S. Treasury Inflation Index Bond, 3.875%, due 4/15/29, valued at $3,415,469 including accrued interest		3,400,000
750	State Street Bank & Trust Co., dated 9/30/08, 1.00%, due 10/1/08, proceeds $750,021; collateralized by Federal Home Loan Bank, 2.275%, due 4/24/09, valued at $769,781 including accrued interest		750,000

	Total Repurchase Agreements (cost—$4,150,000)		4,150,000

	Total Short-Term Investments (cost—$4,641,457)		4,644,950

Contracts/
Notional
Amount

OPTIONS PURCHASED (i)—0.1%

	Call Options—0.1%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
1,600,000	strike rate 3.45%, expires 8/3/09	11,811
2,900,000	strike rate 3.50%, expires 2/2/09	23,246
2,300,000	strike rate 3.60%, expires 7/2/09	19,997
13,400,000	strike rate 3.85%, expires 8/3/09	144,772

	Total Options Purchased (cost—$217,599)	199,826

	Total Investments before options written and securities sold short
	(cost—$185,896,661)—117.0%	173,339,868

OPTIONS WRITTEN (i)—(0.1)%

	Call Options—(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
700,000	strike rate 4.15%, expires 8/3/09	(14,344)
1,000,000	strike rate 4.20%, expires 7/2/09	(21,324)
1,400,000	strike rate 4.30%, expires 2/2/09	(30,911)
4,500,000	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 4.55%, expires 8/3/09	(144,643)
4	U.S. Treasury Notes 10 yr. Futures (CBOT),
	strike price $119, expires 11/21/08	(2,438)
		(213,660)
	Put Options—(0.0)%
4	U.S. Treasury Notes 10 yr. Futures (CBOT),
	strike price $113, expires 11/21/08	(5,125)

	Total Options Written (premiums received—$229,881)	(218,785)

Principal
Amount
(000s)

SECURITIES SOLD SHORT—(1.3)%

	U.S. Government Agency Securities (e)—(1.3)%
	Fannie Mae,
$2,000	5.00%, MBS, TBA
	(proceeds—$1,978,906)	(1,948,750)

	Total Investments net of options written and securities sold short
	(cost—$183,687,874)—115.6%	171,172,333

	Other liabilities in excess of other assets—(15.6)%	(23,050,974)

	Net Assets—100.0%	$148,121,359

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Portfolio.  The potential investment of the Portfolio’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Portfolio’s performance resulting from these and other events.

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with references to securities whose prices are more readily available.

The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options are valued at the settlement price determined by the relevant exchange.  Short-term investments maturing in 60 days or less are valued at amortized cost, if the original term to maturity was 60 days or less, or by amortizing the value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading.  The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”).  In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,491,615, representing 1.68% of net assets.

(b) Illiquid security.

(c) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d) 144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Delayed-delivery security. To be delivered after September 30, 2008.

(f) Security in default.

(g) Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h) Inflationary Bonds—Principal amount of security is adjusted for inflation.

(i) Non-income producing.

(j) Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(k) Fair-valued-securities with an aggregate value of $484, representing less than 0.005% of net assets.

Glossary:

ADR—American Depositary Receipt

AMBAC—insured by American Municipal Bond Assurance Corp.

CBOT—Chicago Board of Trade

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over-the-Counter

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2008.

Other Investments:

(1)  Futures contracts outstanding at September 30, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Euribor Future, December 2008	3	$712	12/15/08	$(316)
	Euribor Future, March 2009	2	478	3/16/09	1,475
	Euribor Future, June 2009	1	240	6/15/09	860
	Euribor Future, June 2009	23	2,738	6/17/09	(1,794)
	Euribor Future, December 2009	1	119	12/16/09	(56)
	Financial Future British Pound—90 day, December 2008	14	1,647	12/17/08	(8,890)
	Financial Future British Pound—90 day, March 2009	35	4,156	3/18/09	(6,628)
	Financial Future Euro—90 day	70	16,895	12/15/08	(77,125)
	Financial Future Euro—90 day	31	7,520	3/16/09	(10,775)
	Financial Future Euro—90 day	42	10,181	6/15/09	(13,650)
	Financial Future Euro—90 day	25	6,055	9/14/09	(3,750)
	Financial Future Euro—90 day	7	1,690	12/14/09	(2,100)
	Financial Future Euro—90 day	5	1,205	3/15/10	(1,437)
	U.S. Treasury Notes 10 yr. Futures	1	115	12/19/08	(1,219)
					$(125,405)

The Portfolio pledged $405,000 in cash as collateral for futures contracts.

(2) Transactions in options written for the nine months ended September 30, 2008:

	Contracts/Notional
	Amount	Premiums
Options outstanding, December 31, 2007	9,000,022	$110,364
Options written	7,600,101	319,297
Options terminated in closing transactions	(9,000,000)	(95,714)
Options assigned	(9)	(6,208)
Options expired	(106)	(97,858)
Options outstanding, September 30, 2008	7,600,008	$229,881

(3) Credit default swap contracts outstanding at September 30, 2008:

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Portfolio	(Depreciation)
Bank of America:
GM Corp.	$100	3/20/13	8.95%	$(46,080)
SLM Corp.	100	3/20/09	4.55%	(6,436)
Barclays Bank:
Dow Jones CDX IG-10 5 Year Index	100	6/20/13	(1.55)%	1,083
Dow Jones CDX IG-9 5 Year Index 30-100%	300	12/20/12	0.758%	4,075
GECC	500	3/20/11	0.62%	(60,377)
GECC	400	12/20/12	0.64%	(67,713)
Pemex	1,000	7/20/11	0.83%	(12,687)
Citigroup:
Dow Jones CDX HY-8 Index 25-35%	500	6/20/12	2.144%	(39,475)
SLM Corp.	100	3/20/13	4.85%	(28,013)
Credit Suisse First Boston:
Dow Jones CDX IG-10 5 Year Index	200	6/20/13	(1.55)%	1,861
Deutsche Bank:
American Express	100	3/20/13	1.75%	(7,570)
Dow Jones CDX HY-10 Index	200	6/20/13	(5.00)%	5,260
Dow Jones CDX IG-9 5 Year Index 30-100%	300	12/20/12	0.708%	3,477
Dow Jones CDX IG-10 5 Year Index	600	6/20/13	(1.55)%	6,156
Dow Jones CDX IG-10 5 Year Index	100	6/20/13	1.55%	855
Wachovia	100	3/20/13	1.52%	(7,656)
Goldman Sachs:
Bank of America	100	3/20/13	0.82%	(2,837)
Dow Jones CDX IG-9 10 Year Index 30-100%	100	12/20/17	0.555%	129
Dow Jones CDX IG-10 5 Year Index	800	6/20/13	(1.55)%	14,607
GM Corp.	100	3/20/13	9.05%	(45,909)
Morgan Stanley:
Dow Jones CDX IG-10 5 Year Index	600	6/20/13	(1.55)%	9,731
Royal Bank of Scotland:
CIT Group	100	3/20/13	5.17%	(31,146)
Wachovia	200	3/20/13	3.02%	(4,463)
				$(313,128)

(4) Interest rate swap agreements outstanding at September 30, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	(Depreciation)
Bank of America	$1,400	12/17/28	5.00%	3-Month USD-LIBOR	$(58,491)
Bank of America	200	12/17/38	5.00%	3-Month USD-LIBOR	(9,978)
Barclays Bank	£700	12/20/08	6-Month GBP-LIBOR	6.00%	(3,571)
Barclays Bank	400	3/20/09	6-Month GBP-LIBOR	6.00%	(3,522)
Barclays Bank	400	6/15/09	6-Month GBP-LIBOR	5.00%	5,550
Barclays Bank	BRL 400	1/4/10	BRL-CDI-Compounded	11.36%	(7,229)
Barclays Bank	$400	12/16/10	3-Month USD-LIBOR	4.00%	568
Barclays Bank	200	12/17/10	3-Month USD-LIBOR	4.00%	(2,313)
Barclays Bank	1,000	12/17/38	5.00%	3-Month USD-LIBOR	(71,816)
			5-Year French CPI Ex Tobacco
BNP Paribas	€600	10/15/10	Daily Reference Index	2.09%	(4,475)
BNP Paribas	100	3/18/14	6-Month EUR-LIBOR	4.50%	889
Citigroup	$100	12/17/38	5.00%	3-Month USD-LIBOR	(6,809)
Credit Suisse First Boston	£100	6/15/09	6-Month GBP-LIBOR	5.00%	753
Deutsche Bank	400	12/20/08	6-Month GBP-LIBOR	6.00%	(2,158)
Deutsche Bank	$300	12/17/10	3-Month USD-LIBOR	4.00%	(3,251)
Deutsche Bank	£200	12/15/36	4.00%	6-Month GBP-LIBOR	(25,447)
Deutsche Bank	$600	12/17/38	5.00%	3-Month USD-LIBOR	(32,205)
Goldman Sachs	£800	6/15/09	6-Month GBP-LIBOR	5.00%	5,408
Goldman Sachs	1,900	6/19/09	6-Month GBP-LIBOR	6.00%	10,147
Goldman Sachs	BRL 100	1/4/10	BRL-CDI-Compounded	11.465%	(1,689)
			5-Year French CPI Ex Tobacco
Goldman Sachs	€100	3/30/12	Daily Reference Index	1.96%	(4,275)
Goldman Sachs	£100	12/15/36	5.50%	6-Month GBP-LIBOR	(13,571)
HSBC Bank	100	9/15/13	6-Month GBP-LIBOR	5.10%	(206)
HSBC Bank	100	12/15/36	4.00%	6-Month GBP-LIBOR	2,040
Merrill Lynch & Co.	BRL 300	1/4/10	BRL-CDI-Compounded	11.43%	(5,183)
Merrill Lynch & Co.	200	1/4/10	BRL-CDI-Compounded	12.948%	(298)
Merrill Lynch & Co.	$600	12/17/10	3-Month USD-LIBOR	4.00%	407
Merrill Lynch & Co.	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	(8,799)
Merrill Lynch & Co.	300	1/2/12	BRL-CDI-Compounded	12.54%	(2,601)
Merrill Lynch & Co.	$400	12/17/23	5.00%	3-Month USD-LIBOR	(6,219)
Merrill Lynch & Co.	£200	12/15/35	4.00%	6-Month GBP-LIBOR	4,519
Morgan Stanley	BRL 100	1/4/10	BRL-CDI-Compounded	12.67%	(521)
Morgan Stanley	400	1/4/10	BRL-CDI-Compounded	12.78%	(1,469)
Morgan Stanley	$500	6/17/10	3-Month USD-LIBOR	4.00%	4,720
Royal Bank of Scotland	£400	3/20/09	6-Month GBP-LIBOR	6.00%	(3,721)
Royal Bank of Scotland	$700	6/17/10	3-Month USD-LIBOR	4.00%	6,370
			5-Year French CPI Ex Tobacco
Royal Bank of Scotland	€100	3/28/12	Daily Reference Index	1.955%	(4,117)
Royal Bank of Scotland	£100	3/18/14	6-Month GBP-LIBOR	5.25%	1,551
Royal Bank of Scotland	$100	12/17/28	5.00%	3-Month USD-LIBOR	(4,344)
Royal Bank of Scotland	£100	12/15/36	4.00%	6-Month GBP-LIBOR	(6,560)
UBS	BRL 100	1/4/10	BRL-CDI-Compounded	12.41%	(504)
UBS	AUD 100	3/15/10	3-Month Australian Bank Bill	7.50%	1,375
UBS	1,600	6/15/10	3-Month Australian Bank Bill	7.00%	5,889
UBS	500	3/15/11	6-Month Australian Bank Bill	7.50%	7,812
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.575%	(9,812)
					$(247,156)

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Credit Default Swap Index

CPI—Consumer Price Index

EUR/€—Euro

GBP/£—Great British Pound

LIBOR - London Inter-Bank Offered Rate

(5)  Forward foreign currency contracts outstanding at September 30, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	September 30, 2008	(Depreciation)
Purchased:
1,914,258 Brazilian Real, settling 12/2/08	$1,124,711	$980,715	$(143,996)
1,016,514 Brazilian Real, settling 6/2/09	534,304	503,581	(30,723)
3,164,160 Chinese Yuan Renminbi, settling 7/15/09	489,000	456,142	(32,858)
314,000 Euro, settling 10/3/08	453,514	441,106	(12,408)
141,000 Great Britain Pound, settling 10/3/08	261,596	251,346	(10,250)
617,400,000 Indonesian Rupiah, settling 10/29/08	64,853	65,239	386
6,651,968 Indian Rupee, settling 11/12/08	164,609	141,629	(22,980)
200,000,000 Japanese Yen, settling 10/3/08	1,885,192	1,884,165	(1,027)
200,000,000 Japanese Yen, settling 11/5/08	1,894,119	1,894,061	(58)
2,700 Kuwaiti Dinar, settling 4/16/09	10,343	10,027	(316)
150,865 Malaysian Ringgit, settling 11/12/08	46,999	44,001	(2,998)
188,564 Malaysian Ringgit, settling 2/12/09	59,000	55,286	(3,714)
600,000 Philippines Peso, settling 11/12/08	13,483	12,756	(727)
935,050 Philippines Peso, settling 2/6/09	20,407	19,869	(538)
98,000 Russian Ruble, settling 11/19/08	3,951	3,793	(158)
98,000 Russian Ruble, settling 5/6/09	4,097	3,722	(375)
36,300 Saudi Riyal, settling 4/16/09	9,812	9,682	(130)
230,423 Singapore Dollar, settling 11/21/08	168,900	161,460	(7,440)
48,000 South African Rand, settling 12/10/08	5,700	5,710	10
35,900 United Arab Emirates Dirham, settling 4/16/09	9,955	9,778	(177)

Sold:
1,914,258 Brazilian Real, settling 12/2/08	1,041,105	980,715	60,390
314,000 Euro, settling 10/3/08	459,602	441,106	18,496
114,000 Euro, settling 10/16/08	160,341	160,364	(23)
633,000 Great Britain Pound, settling 11/3/08	1,149,971	1,131,297	18,674
2,842,142 Indian Rupee, settling 11/12/08	64,525	60,513	4,012
200,000,000 Japanese Yen, settling 10/3/08	1,883,328	1,884,165	(837)
201,367,000 Japanese Yen, settling 10/20/08	1,862,836	1,901,179	(38,343)
98,000 Russian Ruble, settling 11/19/08	4,146	3,792	354
98,000 Russian Ruble, settling 5/6/09	4,035	3,723	312
18,477 Singapore Dollar, settling 11/19/08	12,908	12,949	(41)
18,477 Singapore Dollar, settling 11/21/08	12,907	12,947	(40)
48,000 South African Rand, settling 12/10/08	6,021	5,709	312
			$(207,211)

Fair Value Measurements—Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$102,437,138	$(125,405)
Level 2 - Other Significant Observable Inputs	68,734,711	(762,310)
Level 3 - Significant Unobservable Inputs	484	(5,185)
Total	$171,172,333	$(892,900)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at September 30, 2008, were as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 12/31/07	$484	$458
Net purchases (sales) and settlements	(19,478)	—
Accrued discounts (premiums)	—	—
Total realized and unrealized gain (loss)	(10,439)	(5,643)
Transfers in and/or out of Level 3	29,917	—
Ending balance, 9/30/08	$484	$(5,185)

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

September 30, 2008 (unaudited)

Shares		Value*

COMMON STOCK—83.5%

	Aerospace/Defense—0.7%
31,800	Spirit Aerosystems Holdings, Inc., Class A (a)	$511,026

	Apparel & Textiles—2.8%
15,900	Polo Ralph Lauren Corp.	1,059,576
33,300	Wolverine World Wide, Inc.	881,118
		1,940,694
	Automotive—2.5%
87,100	ArvinMeritor, Inc.	1,135,784
42,100	Goodyear Tire & Rubber Co. (a)	644,551
		1,780,335
	Building/Construction—2.6%
23,800	Foster Wheeler Ltd. (a)	859,418
38,500	McDermott International, Inc. (a)	983,675
		1,843,093
	Capital Goods—0.8%
31,900	Nalco Holding Co.	591,426

	Chemicals—2.6%
24,300	Cytec Industries, Inc.	945,513
13,600	Mosaic Co.	925,072
		1,870,585
	Commercial Services—1.9%
37,500	Weight Watchers International, Inc.	1,372,500

	Consumer Services—0.7%
35,500	Monster Worldwide, Inc. (a)	529,305

	Consumer Staples—3.2%
31,400	Lorillard, Inc.	2,234,110

	Drugs & Medical Products—4.3%
12,935	Biogen Idec, Inc. (a)	650,501
32,100	Forest Laboratories, Inc. (a)	907,788
14,000	United Therapeutics Corp. (a)	1,472,380
		3,030,669
	Electronics—9.0%
16,900	Ametek, Inc.	689,013
52,100	Amphenol Corp., Class A	2,091,294
55,000	EnerSys (a)	1,084,050
42,300	Waters Corp. (a)	2,461,014
		6,325,371
	Financial Services—5.7%
38,500	Ameriprise Financial, Inc.	1,470,700
37,900	Assured Guaranty Ltd.	616,254
77,897	Genworth Financial, Inc., Class A	670,693
22,900	Prosperity Bancshares, Inc.	778,371
12,000	Zions Bancorporation	464,400
		4,000,418
	Healthcare & Hospitals—6.9%
35,000	DaVita, Inc. (a)	1,995,350
41,600	Laboratory Corp. of America Holdings (a)	2,891,200
		4,886,550
	Insurance—5.2%
19,910	Assurant, Inc.	1,095,050
34,795	RenaissanceRe Holdings Ltd.	1,809,340
14,700	Stancorp Financial Group, Inc.	764,400
		3,668,790
	Leisure—1.4%
47,588	Royal Caribbean Cruises Ltd.	987,451

	Machinery—1.5%
23,380	Joy Global, Inc.	1,055,374

	Materials & Processing—4.5%
19,600	PPG Industries, Inc.	1,143,072
15,450	Precision Castparts Corp.	1,217,151
13,500	Weyerhaeuser Co.	817,830
		3,178,053
	Metals & Mining—0.2%
35,000	Consolidated Thompson Iron Mines Ltd. (a)	120,156

	Oil & Gas—11.7%
16,400	Comstock Resources, Inc. (a)	820,820
33,200	Energy Transfer Partners L.P.	1,222,756
49,400	EXCO Resources, Inc. (a)	806,208
23,600	FMC Technologies, Inc. (a)	1,098,580
22,500	National-Oilwell Varco, Inc. (a)	1,130,175
22,300	Newfield Exploration Co. (a)	713,377
20,200	Range Resources Corp.	865,974
39,400	Vectren Corp.	1,097,290
10,800	XTO Energy, Inc.	502,416
		8,257,596
	Real Estate (REIT)—4.1%
67,500	Annaly Capital Management, Inc.	907,875
79,400	CapitalSource, Inc.	976,620
27,200	Nationwide Health Properties, Inc.	978,656
		2,863,151
	Retail—1.4%
18,100	Advance Auto Parts, Inc.	717,846
12,100	PetSmart, Inc.	298,991
		1,016,837
	Semi-conductors—2.4%
220,200	Teradyne, Inc. (a)	1,719,762

Shares		Value*

	Technology—3.1%
44,400	Molex, Inc., Class A	$923,964
53,583	NVIDIA Corp. (a)	573,874
21,100	Pitney Bowes, Inc.	701,786
		2,199,624
	Telecommunications—1.5%
100,800	Ciena Corp. (a)	1,016,064

	Utilities—2.8%
21,500	Allegheny Energy, Inc.	790,555
28,000	NRG Energy, Inc. (a)	693,000
12,800	SCANA Corp.	498,304
		1,981,859

	Total Common Stock (cost—$68,961,791)	58,980,799

EXCHANGE-TRADED FUND—1.6%

24,700	iShares Dow Jones U.S. Technology Sector Index Fund (cost—$1,431,041)	1,171,274

Principal
Amount
(000s)
	Repurchase Agreement—13.9%
$9,787	State Street Bank & Trust Co., dated 9/30/08, 1.00%, due 10/1/08, proceeds $9,787,272; collateralized by Freddie Mac, 5.625%, due 11/23/35, valued at $9,985,000 including accrued interest
	(cost—$9,787,000)	9,787,000

Contracts

OPTIONS PURCHASED (a)—0.7%

	Call Options—0.7%
	Petrohawk Energy Corp. (CBOE),
100	strike price $30, expires 12/20/08	13,500
130	strike price $35, expires 12/20/08	11,050
	Range Resources Corp. (CBOE),
1,400	strike price $50, expires 12/20/08	462,000

	Total Options Purchased (cost—$866,600)	486,550

	Total Investments (cost—$81,046,432)—99.7%	70,425,623

	Other assets in excess of liabilities—0.3%	193,235

	Net Assets—100.0%	$70,618,858

Subsequent Event—Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Portfolio.  The potential investment of the Portfolio’s investments in the financial sector in general, as reflected in the Fund’s Schedule of Investment, subjects investors to the potential for an unusually high degree of volatility in the Portfolio’s performance resulting from these and other events.

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees.

The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.  Independent pricing services use information provided by market makers of estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options are valued at the settlement price determined by the relevant exchange.  Short-term investments maturing in 60 days or less are valued at amortized cost, if the original term to maturity was 60 days or less, or by amortizing the value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading.  The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time (the “NYSE Close”).  In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a) Non-income producing.

Glossary:

CBOE—Chicago Board Options Exchange

REIT—Real Estate Investment Trust

Fair Value Measurements–Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at September 30, 2008 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$60,638,623
Level 2 - Other Significant Observable Inputs	9,787,000
Level 3 - Significant Unobservable Inputs	—
Total	$70,425,623

Item 2.         Controls and Procedures

(a)   The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 26, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 26, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2008